Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 99,542	$ 453,162	$ 76,878
Accounts Receivable	199,279	638,890	721,932
Inventory	2,505,488	2,471,567	2,756,350
Other Current Assets	445,458	355,928	1,717,650
Total Current Assets	3,249,767	3,919,547	5,272,810
Long Term Assets
Property and Equipment, net of Accumulated Depreciation	5,106,872	5,449,412	6,428,112
Operating Lease Right-of-Use Assets, net	3,389,361	3,303,158	3,658,493
Investment in Flavored Bourbon LLC	14,285,222	14,285,222	10,864,000
Intangible Assets (Note 8)	403,865	421,151
Goodwill (Note 8)	589,870	589,870
Other Long Term Assets	38,566	31,666	44,817
Total Long Term Assets	23,813,756	24,080,479	20,995,422
Total Assets	27,063,523	28,000,026	26,268,232
Current Liabilities
Accounts Payable	5,519,332	4,979,353	5,228,786
Accrued Payroll	921,454	950,974	1,321,298
Accrued Tax Liability	1,478,668	1,535,628	1,468,994
Other Current Liabilities	1,152,267	1,253,052	1,827,013
Operating Lease Liabilities, Current	1,214,478	1,131,545	1,294,706
Notes Payable, Current	3,474,242	3,758,595	14,270,956
Convertible Notes Payable			36,283,891
Accrued Interest	174,791	202,367	1,152,998
Total Current Liabilities	13,935,232	13,811,514	62,848,642
Long Term Liabilities
Operating Lease Liabilities, net of Current Portion	2,809,007	2,810,015	3,081,924
Notes Payable, net of Current Portion	9,485,939	9,482,339
Convertible Notes Payable			1,452,562
Accrued Interest, net of Current Portion	1,035,245	977,316
Other Long Term Liabilities	127,076	127,075
Total Long-Term Liabilities	13,457,267	13,396,745	6,842,046
Total Liabilities	27,392,499	27,208,259	69,690,688
Commitments and Contingencies (Note 10)
Stockholders’ Equity / (Deficit)
Preferred Stock, value		49
Common Stock, value	721	556	67
Additional Paid-In-Capital	76,837,302	74,925,180	31,421,953
Accumulated Deficit	(77,167,065)	(74,134,018)	(74,844,476)
Total Stockholders’ Equity / (Deficit)	(328,976)	791,767	(43,422,456)
Total Liabilities & Stockholders’ Equity / (Deficit)	27,063,523	28,000,026	26,268,232
Preferred Class A [Member]
Stockholders’ Equity / (Deficit)
Preferred Stock, value	49	49
Preferred Class B [Member]
Stockholders’ Equity / (Deficit)
Preferred Stock, value	17
Whiskey Notes [Member]
Long Term Liabilities
Convertible Notes Payable			1,452,562
Warrant Liabilities			1,512,692
2022 and 2023 Convertible Notes [Member]
Long Term Liabilities
Warrant Liabilities			$ 794,868